Contingent Liabilities and Commitments	6 Months Ended
Jun. 30, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS

NOTE 5: CONTINGENT LIABILITIES AND COMMITMENTS

Liens:

The Company provided a NIS 50 restricted bank deposit to secure credit card payments.

The Company provided a NIS 164 restricted bank deposit to secure the rent payments.